CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Revenue	$ 221,882	$ 177,934	$ 159,366
Cost of revenue	(91,469)	(67,804)	(51,521)
Gross profit	130,413	110,130	107,845
Fulfillment expense	(98,846)	(89,321)	(82,220)
Sales and advertising expense	(75,685)	(81,924)	(37,063)
Technology and content expense	(55,252)	(39,197)	(31,781)
General and administrative expense	(125,849)	(141,720)	(130,791)
Other operating income	2,086	1,415	3,797
Other operating expense	(86)	(279)	(116)
Termination benefits	(3,706)	0	0
Operating loss	(226,925)	(240,896)	(170,329)
Finance income	15,253	24,764	5,620
Finance costs	(19,618)	(10,331)	(16,023)
Loss before Income tax	(231,290)	(226,463)	(180,732)
Income tax expense	(6,979)	(442)	(2,986)
Loss for the period	(238,269)	(226,905)	(183,718)
Attributable to:
Equity holders of the Company	(238,232)	(226,865)	(183,682)
Less: net loss attributable to non-controlling interest	(37)	(40)	(36)
Loss for the period	(238,269)	(226,905)	(183,718)
Other comprehensive income / (loss) to be classified to profit or loss in subsequent periods
Exchange differences gain / (loss) on translation of foreign operations	178,932	(12,282)	95,187
Other comprehensive income / (loss) on net investment in foreign operations	(182,501)	(3,549)	(84,926)
Other comprehensive income / (loss) on financial assets at fair value through OCI	(5,672)	(3,941)	0
Other comprehensive income / (loss)	(9,241)	(19,772)	10,261
Total comprehensive loss for the period	(247,510)	(246,677)	(173,457)
Attributable to:
Equity holders of the Company	(247,490)	(246,666)	(173,430)
Non-controlling interests	(20)	(11)	(27)
Total comprehensive loss for the year	$ (247,510)	$ (246,677)	$ (173,457)
Earnings per share (EPS) in USD:
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (1.19)	$ (1.17)	$ (1.14)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (1.19)	$ (1.17)	$ (1.14)